TAXATION	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
TAXATION

NOTE 15 - TAXATION

Cayman Islands

STAK is incorporated in the Cayman Islands. Under the current laws of Cayman Islands, STAK is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first HK$ 2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$ 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiary did not have assessable profits that were derived in Hong Kong for the years ended June 30, 2026, 2025 and 2024. Therefore, no Hong Kong profit tax has been provided for the years ended June 30, 2026, 2025 and 2024.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares and share data)

NOTE 15 – TAXATION (CONTINUED)

The following tables set forth the component of income (loss) before income tax of the Company for the years ended June 30, 2026, 2025 and 2024:

	For the Years Ended June 30,
	2026	2025	2024
Income (loss) before income tax
PRC	$1,834,445	$(685,469)	$2,718,254
Cayman	(720,686)	(5,287,741)	(4,329)
Hong Kong	(196,706)	(9,432)	4,038
Total	$917,053	$(5,982,642)	$2,717,963

The components of the income tax provision consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current income tax expenses	$176,193	$-	$619,064
Deferred income tax expenses (benefits)	315,319	(269,962)	(342,875)
Total	$491,512	$(269,962)	$276,189

As the main business operations were concentrated in China, PRC statutory income tax rate was applied. The reconciliations of the PRC statutory income tax rate and the Company’s effective income tax rate were as follows:

	For the Years Ended June 30,
	2026		2025		2024
	USD	%	USD	%	USD	%
PRC statutory income tax rate	229,263	25.0%	(1,495,660)	25.0%	679,491	25.0%
Foreign Tax Effects
Statutory tax rate difference between Cayman and PRC	180,172	19.6%	1,321,935	(22.1)%	1,082	0.0%
Statutory tax rate difference between Hong Kong and PRC	16,721	1.9%	802	0.0%	(344)	(0.0)%
Effect of research and development deduction	-	-	(108,471)	1.8%	(419,364)	(15.4)%
Effect of non-deductible expenses	11,998	1.3%	11,432	(0.2)%	15,324	0.6%
Effect of valuation allowance	53,358	5.8%	-	-	-	-
Effective income tax rate	491,512	53.6%	(269,962)	4.5%	276,189	10.2%

As of June 30, 2026 and 2025, the significant components of the deferred tax assets and deferred tax liabilities were summarized below:

	As of June 30,
	2026	2025
Deferred tax assets
Tax losses carried forward	$433,015	$710,701
Allowance for credit losses	69,872	28,139
Accrued expenses	60,415	47,118
Lease liabilities	-	18,383
Valuation allowance	(53,936)	-
Total deferred tax assets	$509,366	$804,341

Deferred tax liability
Right-of-use assets	$(4,916)	$(18,641)
Total deferred tax liability	$(4,916)	$(18,641)
Deferred tax assets, net	$504,450	$785,700

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares and per share data)

NOTE 15 - TAXATION (CONTINUED)

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of June 30, 2026 and 2025, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in the PRC, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entities incorporated in PRC mainland, net loss can be carried forward for five years. As of June 30, 2026 and 2025, the Company had net operating loss carryforwards of approximately $1,593,727 and $2,834,297 for entities incorporated in PRC mainland, respectively. As of June 30, 2026, the net operating loss carryforwards from PRC will expire, if unused, from 2028 to 2031.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2026 and 2025, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefits. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares per share data)